Document and Entity Information	Nov. 18, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001410384
Document Type	8-K
Document Period End Date	Nov. 18, 2020
Entity Registrant Name	Q2 HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36350
Entity Tax Identification Number	20-2706637
Entity Address, Address Line One	13785 Research Blvd
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78750
City Area Code	512
Local Phone Number	275-0072
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	QTWO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false